Property and Equipment and Investment Properties_Valuation Technique And Input Variables That Are Used To Measure The Fair Value Of Investment Property(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 3,032,726	₩ 2,287,012
Land and buildings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 3,032,726	₩ 2,287,012
Description Of Extent To Which Fair Value Of Investment Property Is Based On Valuation By Independent Valuer	The investment properties were measured by qualified independent appraisers with experience in valuing similar properties in the same area.
Description Of Investment Property Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.
Land and buildings | Cost Approach Method
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 33,594
Description Of Inputs Used In Fair Value Measurement Investment Property	- Price per square meter - Replacement cost
Land and buildings | Market comparision Method
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 1,000,227
Description Of Inputs Used In Fair Value Measurement Investment Property	- Price per square meter
Land and buildings | Cash flow approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 1,602,772
Description Of Inputs Used In Fair Value Measurement Investment Property	- Prospective rental market growth rate - Period of vacancy - Rental rate - Discount rate and others
Land and buildings | Income approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 396,133
Description Of Inputs Used In Fair Value Measurement Investment Property	- Discount rate - Capitalization rate - Vacancy rate